Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000252180 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	32.20%
C000252180 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	28.00%
C000252180 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000252180 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.30%
C000252180 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.20%
C000252180 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.00%
C000252180 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.40%
C000252180 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.00%
C000252180 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	3.40%
C000252180 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.30%
C000252180 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.40%
C000252171 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000252171 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	28.20%
C000252171 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.10%
C000252171 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000252171 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.60%
C000252171 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	11.80%
C000252171 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	18.90%
C000252171 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	8.20%
C000252171 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000252171 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.40%
C000252172 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Total Investments	55.80%
C000252172 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Total Investments	26.70%
C000252172 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Total Investments	13.60%
C000252172 | IndustryResidential REITs
Holdings [Line Items]
Percent of Total Investments	3.90%
C000250794 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.00%
C000250794 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	30.30%
C000250794 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.10%
C000250794 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.30%
C000250794 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.60%
C000250794 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000250794 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	10.20%
C000250794 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000250794 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	4.70%
C000250794 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000250794 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.20%
C000234046 | FR_TSR_SCT_GBB61
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000234046 | FR_TSR_SCT_GBB62
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000234046 | FR_TSR_SCT_GBB63
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000234046 | FR_TSR_SCT_GBB64
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000234046 | FR_TSR_COM_GBB65
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000234046 | FR_TSR_SCT_GBB66
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249125 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	30.50%
C000249125 | AssetMortgage Pass-Through
Holdings [Line Items]
Percent of Total Investments	26.80%
C000249125 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Total Investments	19.20%
C000249125 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.60%
C000249125 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	10.50%
C000249125 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000235263 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000235263 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	24.30%
C000235263 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.40%
C000235263 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.20%
C000235263 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.00%
C000235263 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000235263 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.80%
C000235263 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.20%
C000235263 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	19.60%
C000235263 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000235263 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000238718 | IndustryBiotechnology
Holdings [Line Items]
Percent of Total Investments	49.90%
C000238718 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Total Investments	22.40%
C000238718 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Total Investments	15.80%
C000238718 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Total Investments	9.70%
C000238718 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Total Investments	2.20%
C000234331 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000234331 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	24.10%
C000234331 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.00%
C000234331 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.40%
C000234331 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.60%
C000234331 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000234331 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.90%
C000234331 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.70%
C000234331 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.70%
C000234331 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000234331 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000238211 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.50%
C000238211 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.40%
C000238211 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.90%
C000238211 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.10%
C000238211 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.40%
C000238211 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000238211 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238211 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.20%
C000238211 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.70%
C000238211 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238211 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	14.90%
C000241449 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.50%
C000241449 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.30%
C000241449 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	18.00%
C000241449 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	6.30%
C000241449 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.80%
C000241449 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241449 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241449 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241449 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.20%
C000241449 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241449 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.10%
C000237253 | Europe
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000237253 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000237253 | North America
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000237253 | South Asia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000237253 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	15.90%
C000237253 | Germany
Holdings [Line Items]
Percent of Total Investments	15.10%
C000237253 | Japan
Holdings [Line Items]
Percent of Total Investments	14.90%
C000237253 | United States
Holdings [Line Items]
Percent of Total Investments	12.70%
C000237253 | France
Holdings [Line Items]
Percent of Total Investments	11.50%
C000237253 | Sweden
Holdings [Line Items]
Percent of Total Investments	8.10%
C000237253 | India
Holdings [Line Items]
Percent of Total Investments	6.10%
C000237253 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.20%
C000237253 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.30%
C000237253 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.20%
C000237253 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.50%
C000237253 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244492 | Information Technology
Holdings [Line Items]
Percent of Total Long Exposure	21.20%
Percent of Total Short Exposure	20.50%
C000244492 | Health Care
Holdings [Line Items]
Percent of Total Long Exposure	18.10%
Percent of Total Short Exposure	22.30%
C000244492 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Long Exposure	15.70%
Percent of Total Short Exposure	18.30%
C000244492 | Utilities
Holdings [Line Items]
Percent of Total Long Exposure	9.60%
C000244492 | Communication Services
Holdings [Line Items]
Percent of Total Long Exposure	8.70%
Percent of Total Short Exposure	7.80%
C000244492 | Materials
Holdings [Line Items]
Percent of Total Long Exposure	7.20%
Percent of Total Short Exposure	2.30%
C000244492 | Energy
Holdings [Line Items]
Percent of Total Long Exposure	6.30%
Percent of Total Short Exposure	21.70%
C000244492 | Consumer Staples
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
C000244492 | Industrials
Holdings [Line Items]
Percent of Total Long Exposure	4.10%
Percent of Total Short Exposure	7.10%
C000244492 | Financials
Holdings [Line Items]
Percent of Total Long Exposure	3.50%
C000233998 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233998 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000233998 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.40%
C000233998 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000233998 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.70%
C000233998 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000233998 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.20%
C000233998 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	37.60%
C000233998 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.30%
C000233998 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	17.50%
C000243340 | IndustryEquity Funds
Holdings [Line Items]
Percent of Total Investments	61.00%
C000243340 | IndustryFixed Income Funds
Holdings [Line Items]
Percent of Total Investments	25.70%
C000243340 | IndustryCommodity Funds
Holdings [Line Items]
Percent of Total Investments	13.30%
C000255316 | Middle East/Central Asia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000255316 | Europe
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255316 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	60.20%
C000255316 | North America
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255316 | South Asia
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000255316 | South America
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000255316 | Africa
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000255316 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255316 | India
Holdings [Line Items]
Percent of Total Investments	19.10%
C000255316 | Taiwan
Holdings [Line Items]
Percent of Total Investments	16.90%
C000255316 | Indonesia
Holdings [Line Items]
Percent of Total Investments	13.30%
C000255316 | China
Holdings [Line Items]
Percent of Total Investments	29.70%
C000255316 | South Korea
Holdings [Line Items]
Percent of Total Investments	9.50%
C000255316 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.60%
C000255316 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	3.90%
C000255316 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.00%
C000255317 | Europe
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000255317 | Pacific Basin
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000255317 | North America
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000255317 | Latin America
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255317 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	11.10%
C000255317 | Germany
Holdings [Line Items]
Percent of Total Investments	9.30%
C000255317 | Japan
Holdings [Line Items]
Percent of Total Investments	20.60%
C000255317 | France
Holdings [Line Items]
Percent of Total Investments	9.40%
C000255317 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.40%
C000255317 | Canada
Holdings [Line Items]
Percent of Total Investments	10.20%
C000255317 | Australia
Holdings [Line Items]
Percent of Total Investments	7.20%
C000255317 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.60%
C000255317 | Italy
Holdings [Line Items]
Percent of Total Investments	3.50%
C000255317 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.80%
C000255317 | Singapore
Holdings [Line Items]
Percent of Total Investments	15.90%
C000254050 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000254050 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000254050 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.70%
C000254050 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.20%
C000254050 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000254050 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000254050 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.90%
C000254050 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.60%
C000254050 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	30.20%
C000254050 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254050 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.30%
C000228888 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000228888 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.70%
C000228888 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	3.80%
C000228888 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.10%
C000228888 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.90%
C000228888 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.70%
C000228888 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	15.20%
C000228888 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000228888 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	5.90%
C000228888 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228888 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.10%
C000228889 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.60%
C000228889 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.70%
C000228889 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.40%
C000228889 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.30%
C000228889 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000228889 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000228889 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	12.30%
C000228889 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	9.20%
C000228889 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.20%
C000228889 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000228889 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.80%
C000259354 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000259354 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000259354 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000259354 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.60%
C000259354 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	65.40%
C000259354 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000259354 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.50%